UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Report to Stockholders.

(a)

Militia Long/Short Equity ETF Ticker: ORR Listed on: The Nasdaq Stock Market LLC	May 31, 2026 Semi-Annual Shareholder Report https://militiaetf.com/

This semi-annual shareholder report contains important information about the Militia Long/Short Equity ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://militiaetf.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$293	5.63%

KEY FUND STATISTICS (as of Period End)
Net Assets	$367,240,655	Portfolio Turnover Rate*	24%
# of Portfolio Holdings	164	Fund Advisory Fees	$2,216,069
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING - LONG (as a % of Net Assets)
Industrials	42.6%
Information Technology	17.9%
Materials	16.3%
Energy	13.6%
Financials	10.9%
Consumer Staples	9.4%
Consumer Discretionary	7.8%
Communication Services	7.0%
Health Care	1.5%
Real Estate	0.5%
Cash and Cash Equivalents	1.1%
Liabilities in Excess of Other Assets	(28.6)%

TOP 10 LONG HOLDINGS (as a % of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	9.7%
Hikari Tsushin, Inc.	9.4%
Grupo Mexico SAB de CV - Class B	8.8%
Energy Transfer LP	6.6%
Alphabet, Inc. - Class C	5.9%
Amazon.com, Inc.	4.9%
Western Midstream Partners LP	4.6%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	4.3%
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	4.1%
Axos Financial, Inc.	3.8%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://militiaetf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: May 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 136.8%
Communication Services - 7.0%
Alternative Carriers - 0.7%
U-Next Holdings Co. Ltd.	245,736	$2,476,415

Interactive Home Entertainment - 0.2%
Nihon Falcom Corp.	40,416	606,247

Interactive Media & Services - 6.1%
Alphabet, Inc. - Class C (a)	57,670	21,708,718
ZIGExN Co. Ltd.	345,366	852,220
		22,560,938
Total Communication Services		25,643,600

Consumer Discretionary - 12.2%
Apparel Retail - 0.4%
and ST HD Co. Ltd.	75,478	1,544,962

Apparel, Accessories & Luxury Goods - 1.3%
LVMH Moet Hennessy Louis Vuitton SE	5,752	3,173,751
PRADA SpA	360,263	1,686,183
		4,859,934
Automotive Parts & Equipment - 0.3%
Shoei Co. Ltd.	82,129	900,369
Tokyo Radiator Manufacturing Co. Ltd.	38,318	363,535
		1,263,904
Broadline Retail - 4.9%
Amazon.com, Inc. (a)(b)	66,083	17,884,703

Computer & Electronics Retail - 0.8%
Nojima Corp.	337,111	3,033,184

Consumer Electronics - 0.3%
Tamron Co. Ltd.	149,940	992,288

Homebuilding - 2.1%
Century Communities, Inc. (a)	65,906	3,481,155
FJ Next Holdings Co. Ltd.	64,282	753,552
Open House Group Co. Ltd.	41,141	2,233,416
Sumitomo Forestry Co. Ltd.	164,628	1,349,461
		7,817,584
The accompanying notes are an integral part of these financial statements.

1

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)

	Shares	Value
Leisure Facilities - 0.5%
Nippon Ski Resort Development Co. Ltd.	86,467	$255,712
Tokyotokeiba Co. Ltd.	54,512	1,615,525
		1,871,237
Leisure Products - 0.7%
Kawai Musical Instruments Manufacturing Co. Ltd.	23,292	482,615
Noritsu Koki Co. Ltd.	165,496	2,209,176
		2,691,791
Other Specialty Retail - 0.6%
Asahi Co. Ltd.	87,382	692,955
DAIWA CYCLE Co. Ltd.	13,118	235,319
Japan Eyewear Holdings Co. Ltd.	82,361	1,081,840
		2,010,114
Specialized Consumer Services - 0.2%
San Holdings, Inc.	68,264	573,064

Tires & Rubber - 0.1%
Tigers Polymer Corp.	29,682	188,232
Total Consumer Discretionary		44,730,997

Consumer Staples - 9.4%
Consumer Staples Merchandise Retail - 1.1%
Wal-Mart de Mexico SAB de CV	1,321,749	4,001,003

Food Retail - 3.5%
Eco's Co. Ltd.	51,410	730,163
Halows Co. Ltd.	50,059	1,200,674
Life Corp.	160,497	2,477,014
Mammy Mart Holdings Corp.	75,284	477,896
Sprouts Farmers Market, Inc. (a)(b)	94,406	7,799,824
		12,685,571
Household Products - 0.2%
Niitaka Co. Ltd.	56,254	785,186

Packaged Foods & Meats - 4.6%
Bourbon Corp.	32,332	591,158
Gruma SAB de CV - Class B	457,683	7,692,464
Ifuji Sangyo Co. Ltd.	60,436	804,852
Kikkoman Corp.	92,916	812,683
Kotobuki Spirits Co. Ltd.	79,250	1,037,493
Morinaga & Co. Ltd.	162,300	2,538,979
Nippn Corp.	66,190	1,106,318
Nisshin Oillio Group Ltd.	143,445	1,578,872
The accompanying notes are an integral part of these financial statements.

2

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)

	Shares	Value
Starzen Co. Ltd.	93,262	$688,054
		16,850,873
Total Consumer Staples		34,322,633

Energy - 14.2%
Oil & Gas Equipment & Services - 0.1%
Nagaoka International Corp.	42,415	350,207

Oil & Gas Storage & Transportation - 14.1%
Energy Transfer LP (a)	1,259,620	24,146,915
MPLX LP (a)	195,030	10,658,390
Western Midstream Partners LP (a)	396,559	17,000,484
		51,805,789
Total Energy		52,155,996

Financials - 13.5%
Commercial & Residential Mortgage Finance - 1.8%
Federal Agricultural Mortgage Corp. - Class C (a)	37,380	6,645,790

Diversified Banks - 2.9%
BNP Paribas SA	97,767	10,599,578

Financial Exchanges & Data - 0.8%
Japan Exchange Group, Inc.	253,715	3,108,015

Investment Banking & Brokerage - 3.1%
Morgan Stanley (a)	22,630	4,707,040
Nomura Holdings, Inc.	346,555	2,796,114
SBI Holdings, Inc.	152,150	2,779,999
Traders Holdings Co. Ltd.	146,720	1,099,030
		11,382,183
Multi-line Insurance - 0.2%
SBI Insurance Group Co. Ltd.	59,806	858,797

Regional Banks - 4.6%
Axos Financial, Inc. (a)(b)	159,912	13,897,952
Parke Bancorp, Inc. (a)	92,807	2,851,959
		16,749,911
Specialized Finance - 0.1%
Entrust, Inc.	44,085	305,037
Total Financials		49,649,311

The accompanying notes are an integral part of these financial statements.

3

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)

	Shares	Value
Health Care - 1.5%
Health Care Distributors - 0.1%
Koa Shoji Holdings Co. Ltd.	104,837	$523,313

Life Sciences Tools & Services - 1.4%
Medpace Holdings, Inc. (a)(b)	11,376	5,086,323
Total Health Care		5,609,636

Industrials - 42.6% (c)
Agricultural & Farm Machinery - 0.5%
YAMABIKO Corp.	78,112	1,920,123

Air Freight & Logistics - 0.1%
Being Holdings Co. Ltd.	76,426	266,806

Airport Services - 14.6%
Aena SME SA (d)	146,630	4,258,622
Corp. America Airports SA (a)(b)	381,654	10,151,996
Flughafen Zurich AG	6,757	2,051,642
Grupo Aeroportuario del Centro Norte SAB de CV - ADR (a)	151,027	15,151,029
Grupo Aeroportuario del Pacifico SAB de CV - ADR (a)	67,002	15,832,573
Grupo Aeroportuario del Sureste SAB de CV - ADR (a)	20,528	6,084,499
		53,530,361
Building Products - 1.7%
Nichias Corp.	229,676	5,092,054
Sanyo Industries Ltd.	47,694	1,290,686
		6,382,740
Construction & Engineering - 1.3%
Ichiken Co. Ltd.	48,966	781,537
Kitano Construction Corp.	85,718	551,665
Shinnihon Corp.	95,955	1,362,824
Subaru Enterprise Co. Ltd.	30,946	713,100
Tanabe Engineering Corp.	57,819	824,093
Ueki Corp.	32,729	482,926
		4,716,145
Construction Machinery & Heavy Transportation Equipment - 1.0%
Takeuchi Manufacturing Co. Ltd.	81,116	3,468,433

Diversified Support Services - 0.1%
VIS Co. Ltd.	58,012	511,769

Environmental & Facilities Services - 0.4%
Universal Engeisha KK	78,043	1,376,955

The accompanying notes are an integral part of these financial statements.

4

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)

	Shares	Value
Human Resource & Employment Services - 0.5%
HIRAYAMA Holdings Co. Ltd.	55,682	$506,597
Human Holdings Co. Ltd.	50,301	501,857
Quick Co. Ltd.	153,413	723,406
		1,731,860
Industrial Conglomerates - 9.4%
Hikari Tsushin, Inc.	150,968	34,645,907

Industrial Machinery & Supplies & Components - 1.8%
Furukawa Co. Ltd.	29,369	734,847
Galilei Co. Ltd.	63,447	1,370,406
Maruzen Co. Ltd.	54,905	1,249,682
Musashi Co. Ltd.	40,837	702,561
Okamoto Machine Tool Works Ltd.	42,664	1,459,949
Shibuya Corp.	46,790	1,142,832
Teikoku Corp.	1,208	22,262
		6,682,539
Rail Transportation - 3.4%
Central Japan Railway Co.	159,388	3,481,687
Hankyu Hanshin Holdings, Inc.	174,639	5,135,054
Jungfraubahn Holding AG	11,217	3,808,219
		12,424,960
Trading Companies & Distributors - 7.8%
Daiichi Jitsugyo Co. Ltd.	42,569	832,590
Hanwa Co. Ltd.	325,515	3,869,023
ITOCHU Corp.	281,869	3,425,470
JK Holdings Co. Ltd.	42,131	349,714
Mitani Corp.	62,582	974,890
Mitsubishi Corp.	151,944	4,832,175
Mitsui & Co. Ltd.	85,251	2,831,619
Sojitz Corp.	80,894	2,738,201
Sumitomo Corp.	110,312	4,916,993
Totech Corp.	64,071	1,506,583
Tsubakimoto Kogyo Co. Ltd.	54,513	922,098
Yuasa Co. Ltd.	42,940	1,528,709
		28,728,065
Total Industrials		156,386,663

Information Technology - 17.9%
Application Software - 0.5%
ISB Corp.	62,202	898,280
NCS&A Co. Ltd.	22,797	190,804
NSW, Inc.	50,119	798,682
		1,887,766
The accompanying notes are an integral part of these financial statements.

5

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)

	Shares	Value
Communications Equipment - 0.4%
SAXA, Inc.	114,110	$1,406,448

Electronic Components - 0.1%
SEMITEC Corp.	40,565	566,710

Electronic Equipment & Instruments - 1.8%
Azbil Corp.	177,886	1,856,877
Hochiki Corp.	98,550	1,220,853
Jeol Ltd.	53,654	2,396,600
Kyoritsu Electric Corp.	61,141	1,056,095
		6,530,425
IT Consulting & Other Services - 0.6%
Asahi Intelligence Service Co. Ltd.	48,131	284,679
Itfor, Inc.	86,375	902,446
NCD Co. Ltd.	48,998	743,284
TechMatrix Corp.	39,072	446,250
		2,376,659
Semiconductor Materials & Equipment - 2.3%
GLTechno Holdings. Inc.	34,404	1,458,117
Inter Action Corp.	53,874	728,626
Lasertec Corp.	17,976	4,529,412
Rorze Corp.	64,708	1,597,944
		8,314,099
Semiconductors - 10.4%
RS Technologies Co. Ltd.	49,146	2,295,835
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)	85,402	35,736,467
		38,032,302
Technology Distributors - 1.4%
Daitron Co. Ltd.	109,666	2,458,215
Kaga Electronics Co. Ltd.	72,059	2,002,079
Mitachi Co. Ltd.	71,548	813,122
		5,273,416
Technology Hardware, Storage & Peripherals - 0.4%
Buffalo, Inc.	96,704	1,411,108
Total Information Technology		65,798,933

Materials - 16.3%
Commodity Chemicals - 1.1%
KEIWA, Inc.	98,849	795,062
PILLAR Corp.	53,038	3,133,693
		3,928,755
Construction Materials - 0.7%
Maeda Kosen Co. Ltd.	101,625	1,169,615
The accompanying notes are an integral part of these financial statements.

6

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)

	Shares	Value
Shinagawa Refra Co. Ltd.	66,747	$804,241
TYK Corp.	123,742	555,524
		2,529,380
Diversified Metals & Mining - 8.8%
Grupo Mexico SAB de CV - Class B	2,628,007	32,482,876

Metal, Glass & Plastic Containers - 0.2%
Fuji Seal International, Inc.	42,877	711,543

Specialty Chemicals - 3.2%
C Uyemura & Co. Ltd.	44,339	6,492,233
JCU Corp.	61,298	2,825,023
SK Kaken Co. Ltd.	37,521	2,304,055
		11,621,311
Steel - 2.3%
Nippon Yakin Kogyo Co. Ltd.	57,597	1,668,981
Ternium SA - ADR (a)	144,557	6,974,875
		8,643,856
Total Materials		59,917,721

Real Estate - 2.2%
Diversified Real Estate Activities - 1.2%
Starts Corp., Inc.	64,450	1,837,208
Sumitomo Realty & Development Co. Ltd.	23,098	539,072
Tokyo Tatemono Co. Ltd.	97,605	2,003,395
		4,379,675
Real Estate Operating Companies - 1.0%
Hulic Co. Ltd.	344,058	3,670,327
Total Real Estate		8,050,002
TOTAL COMMON STOCKS (Cost $486,081,863)		502,265,492

CLOSED-END FUNDS - 3.5%
Capital Southwest Corp. (a)	554,984	12,886,728
TOTAL CLOSED-END FUNDS (Cost $12,798,714)		12,886,728

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 3.55% (e)	4,068,603	4,068,603
TOTAL MONEY MARKET FUNDS (Cost $4,068,603)		4,068,603

TOTAL INVESTMENTS - 141.4% (Cost $502,949,180)		$519,220,823
Liabilities in Excess of Other Assets - (41.4)%		(151,980,168)
TOTAL NET ASSETS - 100.0%		$367,240,655
Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

7

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)

ADR - American Depositary Receipt

(a)	All or a portion of the security has been pledged as collateral for securities sold short and written options. The fair value of assets committed as collateral as of May 31, 2026 was $238,687,421.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $4,258,622 or 1.2% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF WRITTEN OPTIONS
May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Put Options - (0.1)%
Duolingo, Inc., Expiration: 01/15/2027; Exercise Price: $100.00 (a)(b)(c)	$(1,837,440)	(165)	$(298,650)
TOTAL WRITTEN OPTIONS (Premiums received $425,700)			$(298,650)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.

The accompanying notes are an integral part of these financial statements.

8

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - (48.2)%
AdvisorShares Pure U.S. Cannabis ETF	(966,478)	$(4,755,072)
Global X SuperDividend ETF	(439,297)	(11,021,962)
iShares MSCI EAFE ETF	(108,317)	(11,351,622)
iShares Russell 2000 ETF	(295,656)	(85,867,372)
iShares Select Dividend ETF	(293,743)	(45,518,415)
State Street SPDR Portfolio S&P 500 High Dividend ETF	(393,678)	(18,707,578)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $168,082,616)		(177,222,021)

COMMON STOCKS - (9.7)%
Consumer Discretionary - (4.3)%
Automobile Manufacturers - (1.1)%
NIO, Inc. - ADR	(696,322)	(3,899,403)
		—
Automotive Retail - (1.6)%
CarMax, Inc.	(36,420)	(1,625,061)
Carvana Co.	(61,040)	(4,455,920)
		(6,080,981)
Restaurants - (1.6)%
Starbucks Corp.	(59,613)	(5,911,225)
Total Consumer Discretionary		(15,891,609)

Energy - (0.6)%
Oil & Gas Exploration & Production - (0.6)%
W&T Offshore, Inc.	(551,995)	(2,031,342)

Financials - (4.3)%
Asset Management & Custody Banks - (3.4)%
BlackRock TCP Capital Corp.	(918,586)	(3,536,556)
Brookfield Corp.	(92,874)	(4,234,126)
Runway Growth Finance Corp.	(717,614)	(4,642,962)
		(12,413,644)
Diversified Banks - (0.9)%
Wells Fargo & Co.	(43,472)	(3,370,819)
Total Financials		(15,784,463)

Real Estate - (0.5)%
Real Estate Services - (0.5)%
Opendoor Technologies, Inc.	(366,547)	(1,847,397)
TOTAL COMMON STOCKS (Proceeds $40,703,087)		(35,554,811)

The accompanying notes are an integral part of these financial statements.

1

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)

CLOSED-END FUNDS - (3.6)%	Shares	Value
Oxford Lane Capital Corp.	(650,508)	$(6,492,070)
Prospect Capital Corp.	(2,813,852)	(6,781,383)
TOTAL CLOSED-END FUNDS (Proceeds $20,254,959)		(13,273,453)

REAL ESTATE INVESTMENT TRUSTS - (1.2)%
Real Estate - (1.2)%
Data Center REITs - (1.2)%
Digital Realty Trust, Inc.	(22,424)	(4,260,560)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $3,885,682)		(4,260,560)

TOTAL SECURITIES SOLD SHORT - (62.7)% (Proceeds $232,926,344)		$(230,310,845)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

2

MILITIA LONG/SHORT EQUITY ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$519,220,823
Deposits at broker for other investments	76,017,049
Dividends receivable	3,369,547
Dividend tax reclaims receivable	343,596
Total assets	598,951,015

LIABILITIES:
Securities sold short, at value (See Note 2)	230,310,845
Written option, at value (See Note 2)	298,650
Payable to adviser (See Note 3)	417,730
Dividends payable	358,516
Interest payable	248,256
Payable to custodian foreign currency, at value	76,363
Total liabilities	231,710,360
NET ASSETS	$367,240,655

NET ASSETS CONSIST OF:
Paid-in capital	$336,428,551
Total distributable earnings	30,812,104
Total net assets	$367,240,655

Net assets	$367,240,655
Shares issued and outstanding (unlimited shares authorized without par value)	10,150,000
Net asset value per share	$36.18

COST:
Investments, at cost	$502,949,180

PROCEEDS:
Securities sold short proceeds	$232,926,344
Written options premium received	$425,700
Foreign currency proceeds	$61,291

The accompanying notes are an integral part of these financial statements.

MILITIA LONG/SHORT EQUITY ETF
STATEMENT OF OPERATIONS
For the Period Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$6,462,209
Less: Issuance fees	(4,415)
Less: Dividend withholding taxes	(602,113)
Total investment income	5,855,681

EXPENSES:
Dividends expenses	6,020,060
Investment advisory fee (See Note 3)	2,216,069
Interest expense	1,369,107
Total expenses	9,605,236
NET INVESTMENT INCOME (LOSS)	(3,749,555)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,999,578
In-kind redemptions	31,913,216
Securities sold short	(11,921,416)
Forward currency contracts	1,511,063
Foreign currency transactions	(26,894)
Net realized gain (loss)	23,475,547

Net change in unrealized appreciation (depreciation) on:
Investments	(9,185,642)
Written options	127,050
Securities sold short	(292,960)
Forward currency contracts	47,936
Foreign currency translation	12,715
Net change in unrealized appreciation (depreciation)	(9,290,901)
Net realized and unrealized gain (loss)	14,184,646
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,435,091

The accompanying notes are an integral part of these financial statements.

MILITIA LONG/SHORT EQUITY ETF
STATEMENT OF CHANGES IN NET ASSETS

	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025 (a)
OPERATIONS:
Net investment income (loss)	$(3,749,555)	$(5,532,885)
Net realized gain (loss)	23,475,547	(207,456)
Net change in unrealized appreciation (depreciation)	(9,290,901)	28,293,915
Net increase (decrease) in net assets from operations	10,435,091	22,553,574

CAPITAL TRANSACTIONS:
Shares sold	312,977,947	141,906,754
Shares redeemed	(107,572,148)	(13,067,578)
ETF transaction fees (See Note 1)	347	6,668
Net increase (decrease) in net assets from capital transactions	205,406,146	128,845,844

NET INCREASE (DECREASE) IN NET ASSETS	215,841,237	151,399,418

NET ASSETS:
Beginning of the period	151,399,418	—
End of the period	$367,240,655	$151,399,418

SHARES TRANSACTIONS
Shares sold	8,590,000	4,980,000
Shares redeemed	(2,970,000)	(450,000)
Total increase (decrease) in shares outstanding	5,620,000	4,530,000

(a)	Inception date of the Fund was January 14, 2025.
The accompanying notes are an integral part of these financial statements.

MILITIA LONG/SHORT EQUITY ETF
STATEMENT OF CASH FLOWS
For the Period Ended May 31, 2026 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$10,435,091
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash from operating activities:
Proceeds from securities sold short	433,099,694
Proceeds from sales of investments	112,456,322
Premiums received on written option contracts	425,700
Purchase of short-term investments, net	(1,885,463)
Purchases to cover securities sold short	(315,929,640)
Purchases of investments	(127,491,478)
Net realized (gain) loss on securities sold short	11,921,416
Net realized (gain) loss investments	(1,999,578)
Net realized (gain) loss in- kind redemptions	(31,913,216)
Change in unrealized (appreciation) depreciation on investments	9,185,642
Change in unrealized (appreciation) depreciation on securities sold short	292,960
Change in unrealized (appreciation) depreciation on written option contracts	(127,050)
Increase in payable to adviser	264,355
Increase in interest payable	113,777
Increase in payable to custodian foreign currency, at value	71,639
Decrease in payable for open forward currency contracts	(47,936)
Decrease in dividends payable	(263,637)
Increase in dividend tax reclaims receivable	(273,132)
Increase in dividend receivable	(2,637,024)
Net cash received by operating activities	95,698,442

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash proceeds from shares sold*	(129,385,682)
Cash payment for shares redeemed*	62,122,324
ETF transaction fees	347
Net cash used in financing activities	(67,263,011)
Net change in cash	28,435,431

CASH AND RESTRICTED CASH:
Beginning balance	47,581,618
Ending balance	$76,017,049

SUPPLEMENTAL DISCLOSURES AND NON-CASH INFORMATION:
Interest expense	$1,255,049
Subscriptions received in kind and purchases of investment securities in-kind	442,363,629
Redemptions paid in kind and sales of investment securities in-kind	(169,694,472)

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Deposits at brokers for other investments	47,581,618
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Deposits at brokers for other investments	$76,017,049
* For standard in-kind capital transactions processed on days when liabilities exceed other assets the Fund will pay cash on shares sold and receive cash on shares redeemed.
The accompanying notes are an integral part of these financial statements.

MILITIA LONG/SHORT EQUITY ETF

FINANCIAL HIGHLIGHTS

	Period ended May 31, 2026 (Unaudited)	Period ended November 30, 2025 (a)
PER SHARE DATA:

Net asset value, beginning of period	$33.42	$25.37

INVESTMENT OPERATIONS:
Net investment loss (b)	(0.40)	(2.00)
Net realized and unrealized gain (loss) on investments (c)	3.16	10.05
Total from investment operations	2.76	8.05

LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00 (d)	0.00 (d)
Net asset value, end of period	$36.18	$33.42

TOTAL RETURN (e)	8.26%	31.74%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$367,241	$151,399
Ratio of expenses to average net assets (f)(g)	5.63%	10.91%
Ratio of dividends, interest and borrowing expense to average net assets (f)(g)	4.33%	9.61%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense (f)(g)	1.30%	1.30%
Ratio of net investment income (loss) to average net assets (f)(g)	(2.20)%	(7.57)%
Portfolio turnover rate (e)(h)	24%	73%

(a)	Inception date of the Fund was January 14, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

MILITIA LONG/SHORT EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Militia Long/Short Equity ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on January 14, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is May 31, 2026, and the period covered by these Notes to Financial Statements is from December 1, 2025 to May 31, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors

MILITIA LONG/SHORT EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

MILITIA LONG/SHORT EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

The following is a summary of the fair value classification of the Fund’s investments as of the Current Fiscal Period end:

DESCRIPTIONS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments:
Common Stocks	$502,265,492	$—	$—	$502,265,492
Closed-End Funds	12,886,728	—	—	12,886,728
Money Market Funds	4,068,603	—	—	4,068,603
Total Investments	$519,220,823	$—	$—	$519,220,823

Liabilities:
Investments:
Exchange Traded Funds	$(177,222,021)	$—	$—	$(177,222,021)
Common Stocks	(35,554,811)	—	—	(35,554,811)
Closed-End Funds	(13,273,453)	—	—	(13,273,453)
Real Estate Investment Trusts	(4,260,560)	—	—	(4,260,560)
Written Options	—	(298,650)	—	(298,650)
Total Investments	$(230,310,845)	$(298,650)	$—	$(230,609,495)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Options Contracts. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). The Fund’s portfolio includes several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

MILITIA LONG/SHORT EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The value of derivative instruments on the Statements of Assets and Liabilities for the Fund for the Current Fiscal Period is as follows:

Equity Risk
Asset Derivatives	Liability Derivatives
Purchased Options, at Value	Written Options, at Value
$—	$298,650

The effects of derivative instruments on the Statement of Operations for the Current Fiscal Period are as follows:

Equity Risk
Amount of Realized Gain/(Loss) on Derivatives (a)
Purchased Options	Purchased Options In-Kind	Written Options	Written Options In-Kind	Totals
$—	$—	$—	$—	$—
(a) Realized gain (loss) on purchased options is included within the net realized (loss) on investments balance on the Statements of Operations.

MILITIA LONG/SHORT EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

Equity Risk
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives (a)
Purchased Options	Written Options	Totals
$127,050	$127,050	$254,100
(a) Unrealized gain (loss) on purchased options is included within the change in net unrealized gain (loss) on investments balance on the Statements of Operations.

The average volume of derivative activity for the Current Fiscal Period is as follows:

Purchased Options	Written Options
Average Monthly Notional Value	Average Monthly Notional Value
$—	$609,015

C.Derivative Transactions. The values of derivative instruments on the Statements of Assets and Liabilities for the Fund as of the Current Fiscal Period, were as follows:

Asset Derivatives	Liability Derivatives
Receivable for Open Forward Currency Contracts	Payable for Open Forward Currency Contracts
N/A	N/A
The values of derivative instruments on the Statements of Operations for the Fund as of the Current Fiscal Period, were as follows:

Forward Currency Contracts
Amount of Realized Gain/(Loss) on Derivatives	Change in Unrealized Gain/(Loss) on Derivatives	Average Monthly Market Value
$1,511,064	$—	$422,670

D.Short Sales. The Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities and the change in market value is reported as net change in unrealized appreciation (depreciation) on securities sold short on the Statement of Operations.

The Fund is required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments.

The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This

MILITIA LONG/SHORT EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security. The expenses incurred on these transactions are shown as Dividends Expenses on the Statement of Operations.

In certain strategies, the Fund may use the cash proceeds from short sales to purchase additional long securities, thereby creating economic leverage in the portfolio. In such cases, the Fund may be considered to be borrowing against the value of its short positions. The Fund may incur additional financing costs if the Fund borrows to purchase additional long securities.

Short selling practices can amplify both gains and losses and are subject to risk management oversight and regulatory requirements under Rule 18f-4 of the Investment Company Act of 1940.

E.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Fund did not incur any interest or penalties.

G.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

MILITIA LONG/SHORT EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

H.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income are declared and paid on an annual basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

I.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

J.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

K.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

L.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

M.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund

MILITIA LONG/SHORT EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended November 30, 2025, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(2,176,561)	$2,176,561

N.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 1.30% to the Adviser monthly based on average daily net assets.

Militia Investments, LLC (“Sub-Adviser”) serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the Fund, excluding short-term, securities sold short and in-kind transactions, were as follows:

Purchases	Sales
$127,392,273	$110,511,370

MILITIA LONG/SHORT EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026 (Unaudited)

 For the Current Fiscal Period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$442,363,629	$169,694,472

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal period ended November 30, 2025, were as follows:

Tax cost of Investments	$79,980,883
Gross tax unrealized appreciation	35,331,825
Gross tax unrealized depreciation	(11,359,121)
Net tax unrealized appreciation (depreciation)	$23,972,704
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated gain (loss)	(3,595,691)
Total accumulated gain (loss)	$20,377,013

The difference between book and tax-basis cost is attributable to wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended November 30, 2025, the Fund did not defer any post-October capital or late-year losses.

For the fiscal period ended November 30, 2025, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(3,595,691)	$ N/A

NOTE 6 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the Current Fiscal Period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

MILITIA LONG/SHORT EQUITY ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended November 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended November 30, 2025, for the Fund was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 3, 2026